Themes Cloud Computing ETF
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Financial Services - 0.8%
Cipher Digital, Inc. (a)	320	$ 7,840
Hut 8 Corp. (a)	97	11,198
		19,038

Industrial Products - 0.7%
Hexagon AB - Class B	2,040	16,856

Industrial Services - 1.3%
Paychex, Inc.	323	31,761

Media - 12.4%
Alphabet, Inc. - Class A	288	102,922
AppLovin Corp. - Class A (a)	242	124,686
GoDaddy, Inc. - Class A (a)	120	10,186
Prosus NV	1,208	52,436
VeriSign, Inc.	76	19,118
		309,348

Retail & Wholesale - Discretionary - 7.0%
Amazon.com, Inc. (a)	393	93,668
MercadoLibre, Inc. (a)	47	79,777
		173,445

Software & Technology Services - 75.4% (b)
Adobe, Inc. (a)	394	80,778
Akamai Technologies, Inc. (a)	139	16,431
Autodesk, Inc. (a)	210	40,828
CACI International, Inc. - Class A (a)	20	9,265
Cadence Design Systems, Inc. (a)	273	102,462
Check Point Software Technologies Ltd. (a)	81	10,646
Cloudflare, Inc. - Class A (a)	312	76,527
Crowdstrike Holdings, Inc. - Class A (a)	232	177,048
Dassault Systemes SE	681	13,862
Datadog, Inc. - Class A (a)	315	82,013
DigitalOcean Holdings, Inc. (a)	59	9,265
Dropbox, Inc. - Class A (a)	146	4,011
Dynatrace, Inc. (a)	296	12,997
Fortinet, Inc. (a)	616	94,630
HubSpot, Inc. (a)	50	9,126
Intuit, Inc.	255	66,555
Microsoft Corp.	248	92,509
MongoDB, Inc. (a)	80	26,872
Nebius Group NV (a)	203	56,063
Nutanix, Inc. - Class A (a)	240	12,230
Octave Intelligence PLC (a)	204	3,290
Okta, Inc. (a)	169	23,060
Oracle Corp.	665	97,456
Palo Alto Networks, Inc. (a)	548	186,879
Sage Group PLC	912	9,871
Salesforce, Inc.	536	83,970
SAP SE	563	86,200
ServiceNow, Inc. (a)	1,024	101,663

Snowflake, Inc. - Class A (a)	330		83,985
Strategy, Inc. - Class A (a)	321		27,905
Synopsys, Inc. (a)	187		83,415
Twilio, Inc. - Class A (a)	139		28,680
Wix.com Ltd. (a)	50		2,269
Workday, Inc. - Class A (a)	210		25,708
Zoom Communications, Inc. - Class A (a)	267		23,045
Zscaler, Inc. (a)	98		13,833
			1,875,347

Tech Hardware & Semiconductors - 1.7%
F5, Inc. (a)	56		23,294
InterDigital, Inc.	24		6,795
Rambus, Inc. (a)	99		13,141
			43,230

Telecommunications - 0.4%
Applied Digital Corp. (a)	252		9,400
TOTAL COMMON STOCKS (Cost $2,459,630)			2,478,425

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%	Shares		Value
First American Treasury Obligations Fund - Class X, 3.58% (c)	5,060		5,060
TOTAL MONEY MARKET FUNDS (Cost $5,060)			5,060

TOTAL INVESTMENTS - 99.9% (Cost $2,464,690)			2,483,485
Other Assets in Excess of Liabilities - 0.1%		0.00074	1,838
TOTAL NET ASSETS - 100.0%			$ 2,485,323

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Themes Cloud Computing ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 2,478,425	$ –	$ –	$ 2,478,425
Money Market Funds	5,060	–	–	5,060
Total Investments	$ 2,483,485	$ –	$ –	$ 2,483,485

Refer to the Schedule of Investments for further disaggregation of investment categories.